Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Current assets
Cash and cash equivalents	$ 22,069,635	$ 17,267,489	$ 11,659,544
Receivables (Note 10)	80,825	415,301	250,209
Deferred Share Issuance Costs (Note 17)		410,257
Prepaids, deposits, and other current assets (Note 9)	641,649	822,615	605,733
Current portion of net investment in lease (Note 12)	8,369	97,234
Current assets	22,800,478	19,012,896	12,515,486
Non-current assets
Net investment in lease (Note 12)		8,369
Property and equipment (Note 11, 12)			199,782
Intangible assets, net (Note 13)	409,163	464,958	520,753
Non-current assets	409,163	473,327	720,535
Assets	23,209,641	19,486,223	13,236,021
Current liabilities
Accounts payable and accrued liabilities (Note 14, 15)	4,657,448	4,941,326	3,321,208
Warrant derivative (Note 16)	12,647,514	8,169,897	7,109,543
Current portion of lease liability (Note 12)	8,369	97,234	91,586
Current liabilities	17,313,331	13,208,457	10,522,337
Non-current liabilities
Lease liability (Note 12)		8,369	105,604
Non-current liabilities		8,369	105,604
Liabilities	17,313,331	13,216,826	10,627,941
Shareholders' Equity
Common shares (Note 17)	106,905,846	83,916,111	61,852,725
Reserves (Note 18)	41,155,771	20,304,260	15,041,618
Deficit	(142,165,307)	(97,950,974)	(74,286,263)
Shareholders' Equity	5,896,310	6,269,397	2,608,080
Liabilities and Shareholders' Equity	$ 23,209,641	$ 19,486,223	$ 13,236,021